Principal Funds, Inc.
Supplement dated July 31, 2023
to the Statement of Additional Information
dated December 31, 2022
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PURCHASE AND REDEMPTION OF SHARES
Under Exchanges Between Classes of Shares, delete the table under the second paragraph and replace with the following:

Exchange From Class	Exchange To Class
A	Institutional
C	A, Institutional
Institutional	A, C, R-6
R-6	Institutional

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